Leases	12 Months Ended
Mar. 31, 2022
Leases
Leases
6.	Leases

The Company entered into operating lease agreements primarily for shops and malls, offices, warehouses and land. Certain lease agreements contain an option for the Company to renew a lease for a term of up to five years or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The leases may include variable payments based on measures such as the level of sales at a physical store, which are expensed as incurred.

Components of operating lease cost are as follows:

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Operating lease cost	5,600	6,812	10,982
Variable lease cost	79	47	837
Total operating lease cost	5,679	6,859	11,819

For the years ended March 31, 2020, 2021 and 2022, cash payments for operating leases amounted to RMB3,666 million, RMB4,408 million and RMB6,556 million, respectively. For the years ended March 31, 2021 and 2022, the operating lease assets obtained in exchange for operating lease liabilities amounted to RMB6,974 million and RMB7,375 million, respectively.

As of March 31, 2021 and 2022, the Company’s operating leases had a weighted average remaining lease term of 9.9 years and 9.9 years, respectively. As of the same dates, the Company’s operating leases had a weighted average discount rate of 5.4% and 5.1%, respectively. Future lease payments under operating leases as of March 31, 2022 are as follows:

Amounts
(in millions of RMB)
For the year ending March 31,
2023	6,717
2024	5,888
2025	4,978
2026	4,244
2027	3,614
Thereafter	20,335
45,776
Less: imputed interest	(10,523)
Total operating lease liabilities (Note 19)	35,253